Cash and Bank Balances (Tables)	12 Months Ended
Jun. 30, 2026
Cash and Bank Balances [Abstract]
Schedule of Cash and Bank Balances
	June 30, 2026	June 30, 2025
	RM	RM

Cash and bank balances	21,018,867	32,636,917
Fixed deposits with original maturities of three months or less	10,200,000	-
	31,218,867	32,636,917